Contract assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Contract assets	€ 35,154	€ 1,939
Biotest AG
Contract assets
Performance obligation, Maximum fulfillment period	12 months
Gross
Contract assets
Contract assets	€ 35,467	€ 1,939
Allowance for expected credit loss
Contract assets
Contract assets	€ (313)
Minimum | Biotest AG
Contract assets
Receivables due date, Number of days	90 days
Maximum | Biotest AG
Contract assets
Receivables due date, Number of days	120 days